Earnings per share	12 Months Ended
Oct. 31, 2020
Earnings per share [Abstract]
Earnings per share
9 Earnings per share
The calculation of the basic earnings per share has been based on the earnings attributable to owners of the parent and the weighted average number of shares for each period.

Reconciliation of the earnings and weighted average number of shares:

	12 months ended October 31, 2020	12 months ended October 31, 2019	18 months ended October 31, 2018
Earnings ($m)
(Loss)/profit for the period from continuing operations	(2,974.6)	(18.1)	707.2
Profit for the period from discontinued operation	5.1	1,487.2	76.9
	(2,969.5)	1,469.1	784.1

Number of shares (m)
Weighted average number of shares	335.7	378.1	388.7
Dilutive effects of shares	-	4.1	11.0
	335.7	382.2	399.7

Earnings per share
Basic earnings per share (cents)
Continuing operations	(886.15)	(4.87)	181.91
Discontinued operation	1.52	393.37	19.79
Total Basic earnings per share	(884.63)	388.50	201.70

Diluted earnings per share (cents)
Continuing operations [1]	(886.15)	(4.87)	176.92
Discontinued operation	1.52	389.16	19.25
Total Diluted earnings per share [1]	(884.63)	384.35	196.17

Basic earnings per share (pence)
Continuing operations	(693.45)	(3.82)	136.73
Discontinued operation	1.19	308.89	14.88
Total Basic earnings per share	(692.26)	305.07	151.61

Diluted earnings per share (pence)
Continuing operations [1]	(693.45)	(3.82)	132.98
Discontinued operation	1.19	305.59	14.47
Total Diluted earnings per share [1]	(692.26)	301.81	147.45

Earnings attributable to ordinary shareholders
From continuing operations	(2,974.6)	(18.1)	707.2
Excluding non-controlling interests	-	(0.3)	(0.1)
(Loss)/profit for the period from continuing operations	(2,974.6)	(18.4)	707.1
From discontinued operation	5.1	1,487.2	76.9
	(2,969.5)	1,468.8	784.0
Average exchange rate	$1.28/1	$1.27/1	$1.33/1

[1] The Group reported a loss from continuing and discontinued operations attributable to the ordinary equity shareholders of the Company for the 12 months ended October 31, 2020. The Diluted EPS is reported as equal to Basic EPS, as no account can be taken of the effect of dilutive securities under IAS 33.

The weighted average number of shares excludes treasury shares that do not have dividend rights (note 25).